Marketing Expenses	12 Months Ended
Dec. 31, 2023
Marketing Expenses
Marketing Expenses

Note 12 - Marketing Expenses

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Salaries and related expenses	-	88
Professional expenses	153	178
Other expenses	10	21
Stock based compensation expenses	659	472

Total marketing expenses	822	759

IR-Med, Inc.

Notes to the Consolidated Financial Statements